CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 1,294,371	$ 198,371	¥ 406,245	¥ 310,706
Cost of revenues	(495,671)	(75,965)	(173,476)	(104,967)
Gross profit	798,700	122,406	232,769	205,739
Operating expenses:
Sales and marketing expenses	(1,097,932)	(168,265)	(583,818)	(303,492)
Research and development expenses	(614,770)	(94,218)	(491,266)	(398,627)
General and administrative expenses	(420,114)	(64,385)	(157,793)	(203,129)
Total operating expenses	(2,132,816)	(326,868)	(1,232,877)	(905,248)
Loss from operations	(1,334,116)	(204,462)	(1,000,108)	(699,509)
Interest income	8,422	1,291	23,834	33,980
Interest expense	(2,925)	(448)	(485)
Foreign currency exchange gain (loss)	(15,557)	(2,384)	12,907	8,576
Other income, net	4,268	654	102	882
Loss before provision for income tax	(1,339,908)	(205,349)	(963,750)	(656,071)
Income tax expenses | ¥
Net loss	(1,339,908)	(205,349)	(963,750)	(656,071)
Accretion of convertible redeemable preferred shares	(2,837,991)	(434,941)	(600,535)	(244,371)
Net loss available to ordinary shareholders of 17 Education & Technology Group Inc.	¥ (4,177,899)	$ (640,290)	¥ (1,564,285)	¥ (900,442)
Net loss per ordinary share
Basic and diluted | (per share)	¥ (44.68)	$ (6.85)	¥ (27.25)	¥ (18.50)
Weighted average shares used in calculating net loss per ordinary share
Basic and diluted | shares	93,503,437	93,503,437	57,410,827	48,676,298